1. GENERAL ORGANIZATION AND BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
1. GENERAL ORGANIZATION AND BUSINESS

Lion Biotechnologies, Inc. (the “Company,” “we,” “us” or “our”) was originally incorporated under the laws of the state of Nevada on September 17, 2007.  Until March 2010, we were an inactive company known as Freight Management Corp. On March 15, 2010, we changed our name to Genesis Biopharma, Inc., and in 2011 we commenced our current business.  On September 26, 2013, we amended and restated our Articles of Incorporation to, among other things, change our name to Lion Biotechnologies, Inc., effect a 1-for-100 reverse stock split (pro-rata reduction of outstanding shares) of our common stock, increase (after the reverse stock split) the number of our authorized number of shares of common stock to 150,000,000 shares, and authorize the issuance of 50,000,000 shares of “blank check” preferred stock, $0.001 par value per share.

Common stock share and per share information contained in these financial statements has been adjusted to reflect the foregoing stock split as if it occurred at the earliest period presented.

Basis of Presentation of Unaudited Condensed Financial Information

The unaudited condensed financial statements of the Company for the three and six months ended June 30, 2014 and 2013 have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and pursuant to the requirements for reporting on Form 10-Q and Regulation S-K. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. However, such information reflects all adjustments (consisting solely of normal recurring adjustments), which are, in the opinion of management, necessary for the fair presentation of the financial position and the results of operations. Results shown for interim periods are not necessarily indicative of the results to be obtained for a full fiscal year. The balance sheet information as of December 31, 2013 was derived from the audited financial statements included in the Company's financial statements as of and for the year ended December 31, 2013 included in this prospectus. These financial statements should be read in conjunction with that report.

As the Company has not yet commenced any revenue-generating operations, does not have any cash flows from operations, and is dependent on debt and equity funding to finance its operations, the Company was considered a development stage company through March 31, 2014.

In June 2014, as discussed in Note, 2, the Financial Accounting Standards Board issued new guidance that removed all incremental financial reporting requirements from generally accepted accounting principles in the United States for development stage entities.  The Company has adopted early this new guidance effective June 30, 2014, as a result of which all inception-to-date financial information and disclosures have been omitted from this report.

Liquidity

We are currently engaged in the development of therapeutics to fight cancer, we do not have any commercial products and have not yet generated any revenues from our biopharmaceutical business. We currently do not anticipate that we will generate any revenues during 2014 from the sale or licensing of any products. In addition, we have not generated any revenues from our prior business plans.

We have not had any revenues and are still in the development stage.  As shown in the accompanying condensed financial statements, we have incurred a net loss of $4,369,683 for the six months ended June 30, 2014 and used $3,589,554 of cash in our operating activities during the six months ended June 30, 2014.  As of June 30, 2014, we had $18,440,361 of cash or cash equivalents on hand, stockholders’ equity of $17,378,870 and had working capital of $17,363,099.

During 2014, we expect to further ramp up our operations, which will increase the amount of cash we will use in our operations.  Our budget for 2014 includes increased spending on research and development activities, higher payroll expenses as we increase our professional staff, the costs associated with establishing our new Tampa, Florida, research facility, as well as ongoing payments under the Cooperative Research and Development Agreement (CRADA) we have entered into with the National Cancer Institute (NCI).  Our budget anticipates that we will spend approximately $8 million to $10 million in 2014 on budgeted expenditures, although that amount may change materially.  Based on the funds we had available on June 30, 2014, we believe that we have sufficient capital to fund our anticipated operating expenses for at least twelve months.

On November 5, 2013, we completed a $23.3 million private placement of our securities to various institutional and individual accredited investors (the “Private Placement”).  Despite the amount of funds that we raised in the Private Placement, the estimated cost of completing the development of our TIL-based therapy, and of obtaining all required regulatory approvals to market those product candidates, is substantially greater than the amount of funds we had available on June 30, 2014.  Therefore, while we believe that our existing cash balances will be sufficient to fund our currently planned level of operations for at least twelve months, we will have to obtain additional funds in the future to complete our development plans.  We intend to seek this additional funding through various financing sources, including possible sales of our securities, and in the longer term through strategic alliances with other pharmaceutical or biopharmaceutical companies.

Lion Biotechnologies, Inc. (the “Company,” “we,” “us” or “our”) was originally incorporated under the laws of the state of Nevada on September 17, 2007.  Until March 2010, we were an inactive company known as Freight Management Corp. On March 15, 2010, we changed our name to Genesis Biopharma, Inc., and in 2011 we commenced our current business.  On September 26, 2013, we amended and restated our Articles of Incorporation to, among other things, change our name to Lion Biotechnologies, Inc., effect a 1-for-100 reverse stock split (pro-rata reduction of outstanding shares) of our common stock, increase (after the reverse stock split) the number of our authorized number of shares of common stock to 150,000,000 shares, and authorize the issuance of 50,000,000 shares of “blank check” preferred stock, $0.001 par value per share.

All common stock share and per share information contained in these financial statements has been adjusted to reflect the foregoing stock split as if it occurred at the earliest period presented.

Lion Biotechnologies, Inc. is an emerging biotechnology company focused on developing and commercializing adoptive cell therapy (ACT) using autologous tumor infiltrating lymphocytes (TILs) for the treatment of metastatic melanoma and other solid cancers.  ACT utilizes T-cells harvested from a patient to treat cancer in that patient.  TILs, a kind of anti-tumor T-cells that are naturally present in a patient’s tumors, are collected from individual patient tumor samples. The TILs are then activated and expanded ex vivo and then infused back into the patient to fight their tumor cells.

Development Stage

We are currently in the development stage.  As a development stage company that is currently engaged in the development of therapeutics to fight cancer, we do not have any commercial products and have not yet generated any revenues from our biopharmaceutical business. We currently do not anticipate that we will generate any revenues during 2014 from the sale or licensing of any products. In addition, we have not generated any revenues from our prior business plans.

Liquidity

We have not had any revenues and are still in the development stage.  As shown in the accompanying financial statements, we have incurred a net loss of $25,381,000 for the year ended December 31, 2013 and used $3,662,000 of cash in our operating activities during the year ended December 31, 2013.  On November 5, 2013, in a private placement (the “Private Placement”), we issued and sold 3,145,300 shares of common stock, 17,000 shares of Series A Convertible Preferred Stock, and warrants to purchase 11,645,300 shares of common stock for an aggregate purchase price of $23,290,600 in cash.  The net proceeds of the Private Placement were approximately $21,985,000.  As a result of the foregoing financing, as of December 31, 2013, we had $19,672,000 of cash or cash equivalents on hand, stockholders’ equity of $17,604,000 and had working capital of $17,576,000.

During 2014, we expect to further ramp up our operations, which will increase the amount of cash we will use in our operations.  Our budget for 2014 includes increased spending on research and development activities, higher payroll expenses as we increase our professional staff, as well as ongoing payments under the Cooperative Research and Development Agreement (CRADA) we have entered into with the National Cancer Institute (NCI).  Our budget anticipates that we will spend approximately $8 million to $10 million this year on budgeted expenditures, although that amount may change materially.  Based on the funds we had available on December 31, 2013, we believe that we have sufficient capital to fund our anticipated operating expenses for at least twelve months.

Despite the amount of funds that we raised in the Private Placement, the estimated cost of completing the development of our TIL-based therapy, and of obtaining all required regulatory approvals to market those product candidates, is substantially greater than the amount of funds we had available on December 31, 2013.  Therefore, while we believe that our existing cash balances will be sufficient to fund our currently planned level of operations for at least twelve months, we will have to obtain additional funds in the future to complete our development plans.  We intend to seek this additional funding through various financing sources, including possible sales of our securities, and in the longer term through strategic alliances with other pharmaceutical or biopharmaceutical companies.